Income Taxes (Schedule Of Percentage Of Pretax Income) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income (loss) before income taxes									$ 734.2	$ (415.4)	$ 245.9
Income tax expense (benefit)									83.9	116.7	157.0
Total provision/(benefit) for income taxes	28.6	13.2	29.3	12.8	37.0	2.7	38.5	38.5	92.5	133.8	158.6
Continuing Operations [Member]
Income (loss) before income taxes									734.2	(415.4)	245.9
Income tax (benefit) expense, Federal income tax rate									256.9	(145.3)	86.0
Income tax (benefit) expense, State and local income taxes, net of federal income tax benefit									6.2	13.5	10.2
Income tax (benefit) expense, Lower tax rates applicable to non-U.S. earnings									(97.1)	(152.9)	(177.4)
Income tax (benefit) expense, Foreign income subject to U.S. tax									55.7	322.5	306.9
Income tax (benefit) expense, Unrecognized tax benefits									0.3	(227.8)	101.3
Income tax (benefit) expense, Deferred income taxes on foreign unremitted earnings									(24.7)	112.0	86.3
Income tax (benefit) expense, Valuation allowances									(100.6)	211.4	(225.5)
Income tax (benefit) expense, International tax settlements									(11.2)
Income tax (benefit) expense, Other									(1.6)	(16.7)	(30.8)
Income tax expense (benefit)									83.9	116.7	157.0
Federal income tax rate									35.00%	35.00%	35.00%
State and local income taxes, net of federal income tax benefit									0.80%	(3.20%)	4.10%
Lower tax rates applicable to non-US earnings									(13.20%)	36.80%	(72.20%)
Foreign income subject to US tax									7.60%	(77.70%)	124.90%
Unrecognized tax benefits										54.90%	41.20%
Deferred income taxes on foreign unremitted earnings									(3.40%)	(27.00%)	35.10%
Valuation allowances									(13.70%)	(50.90%)	(91.70%)
International tax settlements									(1.50%)
Other									(0.20%)	4.00%	(12.50%)
Effective Tax Rate									11.40%	(28.10%)	63.90%
Discontinued Operations [Member]
Income (loss) before income taxes									39.9	(39.4)	(67.5)
Income tax (benefit) expense, Federal income tax rate									14.0	(13.7)	(23.6)
Income tax (benefit) expense, State and local income taxes, net of federal income tax benefit									0.7	0.5	1.6
Income tax (benefit) expense, Lower tax rates applicable to non-U.S. earnings									15.3	11.9
Income tax (benefit) expense, Foreign income subject to U.S. tax									(17.9)	(17.4)
Income tax (benefit) expense, Valuation allowances									(3.5)	35.8	23.6
Total Effective Tax Rate - Discontinued Operations									8.6	17.1	1.6
Income tax expense (benefit)									92.5
Total provision/(benefit) for income taxes										133.8	158.6
Federal income tax rate									35.00%	35.00%	35.00%
State and local income taxes, net of federal income tax benefit									1.70%	(1.40%)	(2.30%)
Lower tax rates applicable to non-US earnings									38.50%	(30.30%)
Foreign income subject to US tax									(44.90%)	44.10%
Valuation allowances									(8.80%)	(91.10%)	(35.00%)
Total Effective Tax Rate - Discontinued Operations									21.50%	(43.70%)	(2.30%)
Total Effective Tax Rate									11.90%	(29.40%)	89.00%
CIT Group Inc. [Member]
Income (loss) before income taxes									129.0	(1,164.3)	(1,935.3)
Total provision/(benefit) for income taxes									$ 367.9	$ 482.2	$ 656.6